SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

On May 29, 2026, Beijing Chenghui, ZJY Technologies, Leishen Shandong, and Sichuan TIBO (which is a supplier of the Company) executed a debt offset agreement, under which Beijing Chenghui directly repays to Sichuan TIBO all principal and interest owed to ZJY Technologies, and all chain debts among the four parties are simultaneously settled in full.

In June 2026, the Company filed a registration statement on Form F-3 with the SEC that was declared effective on June 18, 2026. In accordance with the F-3, the Company may offer issue and sell its registered securities from time to time up to $150,000,000, or its equivalent in any other currency, currency units, or composite currency or currencies, of its Class A ordinary shares of par value $0.001 each, warrants to purchase Class A Ordinary Shares, debt securities, rights and a combination of such securities, separately or as units, in one or more offerings. The Company has not sold any securities under the Form F-3. Any such offering would be made pursuant to a prospectus supplement filed with the SEC.

In August 2026, Suqian Asgard Energy Service Co., Ltd (“Suqian Asgard”) was incorporated in Suqian Jiangsu Province, China. Suqian Asgard is 100% controlled by Xinjiang Breslin and it currently has no business operations.